Loans Payable	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Loans Payable

9. Loans Payable

Loans

On May 1, 2022, the Company entered into two non-interest-bearing loan agreements totaling $0.2 million, funded in multiple tranches. As of December 31, 2024, all tranches under the first loan and two tranches under the second loan had been drawn.

On October 9, 2024, the parties amended the loan agreements to extend the maturity date to December 19, 2024 and modify repayment terms to include (i) a £60,000 cash payment, (ii) £25,000 of Common Stock valued at the market price prior to issuance, and (iii) 1 additional share of Common Stock as consideration for the extension. On October 11, 2024, the Company issued a total of less than one share to the lenders.

The Company repaid the remaining principal balance of $0.1 million in February 2025, and no obligations remained as of December, 2025. No interest expense was recorded for the year ended December 31, 2025. During the year ended December 31, 2024, the Company incurred interest expense on the Loans of approximately $40 thousand related to the amortization of the debt discount recorded as a result of the Loans Amendment.

October 2024 Nirland Note

In October 2024, the Company issued a $0.6 million promissory note to Nirland, a related party (the “October 2024 Nirland Note”). The note bore interest at 12% per annum, included a 1% arrangement fee accounted for as a debt discount, and was scheduled to mature on October 31, 2025. See Note 16 for further reference to the relationship between the Company and Nirland.

In December 2024, the Company reduced the exercise price of the PIPE Warrants held by Nirland to $88.30, after which all such warrants were exercised, resulting in proceeds of approximately $0.2 million. These proceeds were applied to reduce the outstanding balance of the October 2024 Nirland Note.

The Company made additional repayments of $0.1 million, $0.2 million, and $0.1 million on January 14, 2025, January 31, 2025, and February 7, 2025, respectively. As of December 31, 2025, the October 2024 Nirland Note had been fully repaid and no obligations remained outstanding.

For the year ended December 31, 2025, the Company recorded approximately $9 thousand of interest expense.

A.G.P. Bridge Note

On October 29, 2024, the Company entered into a Bridge Loan Agreement (the “Bridge Agreement”), with A.G.P., pursuant to which AGP. made an advance (the “Advance”) to the Company in an amount not to exceed $0.6 million (the “Commitment”). As partial consideration for the Advance, the Company entered into a Common Stock Purchase Warrant Agreement (the “Warrant Agreement”) and issued AGP warrants to purchase up to 1 share of the Company’s common stock, $0.0001 par value per share, which is equal to 50% of the sum of the Commitment divided by the closing price of the Company’s Common Stock on October 29, 2024, at an exercise price of $314,384.30 per share. Refer to Note 16 for additional information on the warrants issued to A.G.P.

In connection with the Advance, the Company issued a promissory note (the “A.G.P. Bridge Note”) to A.G.P. in the original principal amount of $0.6 million. The Bridge Note bears interest at a rate of 4.21% per annum and was due and payable on December 31, 2024.

As noted above, the Company issued warrants to A.G.P. to purchase up to 1 share of the Company’s common stock. The Company determined that the Bridge Note and Warrant Agreement issuance were part of a basket transaction and allocated the net proceeds using the residual value method. The warrants issued under the Warrant Agreement were initially recorded at their fair value of $0.2 million. The warrants were classified as derivative liabilities because they do not meet the criteria in ASC 815-40 to be considered indexed to the entity’s own stock. Refer to Note 16 for additional information and discussion of liability classification. The $0.2 million recorded for the warrants was considered to be a discount on the A.G.P. Bridge Note making the balance of the note to be $0.6 million note payable, less a total debt discount of $0.2 million. The debt discount will be amortized to interest expense using the effective interest method over the life of the note.

During the year ended December 31, 2024, the Company recorded and paid approximately $1 thousand of interest expense related to the A.G.P. Additionally, the entire debt discount of $0.2 million was amortized and recorded as interest expense during the year. The interest expense of $1 thousand and amortization of the debt discount of $0.2 million were recorded within Interest expense, net in the consolidated statement of operations and comprehensive loss. As of December 31, 2024, the A.G.P. Bridge note was fully repaid.